Property, Plant And Equipment And Asset Retirement Obligations (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Properties being amortized	$ 1,422,664	$ 1,340,650	$ 1,155,894
Properties not subject to amortization	58,081	81,292	111,621
Total oil and natural gas properties		1,421,942	1,267,515
Less accumulated depreciation, depletion, and amortization		(767,674)	(651,608)
Net oil and gas properties	678,203	654,268	615,907
Property, plant and equipment, gross		13,369	13,167
Less accumulated depreciation		(6,598)	(5,984)
Net capitalized costs		6,771	7,183
Capitalized assets, net		661,039	623,090
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,025	1,025
Building And Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		6,406	6,406
Office Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		4,862	4,665
Leased Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		345	345
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 731	$ 726